PROPERTY AND EQUIPMENT - Summary of Reconciliation of Depreciation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Line Items]
Total depreciation expense	$ 246	$ 190	$ 176
Depreciation expensed to technology expenses
Disclosure Of Property Plant And Equipment [Line Items]
Total depreciation expense	0	0	46
Depreciation expensed to general and administrative expenses
Disclosure Of Property Plant And Equipment [Line Items]
Total depreciation expense	$ 246	$ 190	$ 130